ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154
                            Email: lwi2m@allstate.com


LISETTE WILLEMSEN                            Writer's Direct Dial 847 402-7366
Assistant Counsel                            Facsimile: 847 402-3781

April 20, 2006

BY EDGAR

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

      Re:   Allstate Life Insurance Company ("Registrant")
            Post-Effective Amendment No. 2 to Form S-3 Registration Statement File no. 333-123847
            CIK No. 0000352736
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         On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of Post-Effective amendment No. 2 ("Amendment") to the above-referenced registration statement ("Registration Statement") under the Securities Act.

         To facilitate the Commission staff's review of the Amendment, we submit the information below.


                              I. Purpose of the Amendment

     The purpose of the Amendment is to add a corrected Part II to the registration statement. The Part II replaces the Part II filed in Post-Effective Amendment No. 1 to the registration statement on April 5, 2006 ("Post-Effective Amendment No. 1"). The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.



                         II. Timetable for Effectiveness

         We would appreciate the Commission staff's efforts in processing the Amendment so that the Registration Statement, as amended, may be declared effective on May 1, 2006.

     Accordingly, Registrant and the principal underwriter hereby request, pursuant to Rule 461 under the 1933 Act, that the Commission declare the amended Registration Statement effective on May 1, 2006. To our knowledge, no distribution of copies of the Post-Effective Amendment or the prospectus has been made to prospective investors. Distributions thereof have been made only for purposes of internal use by Registrant and for regulatory filings. Registrant and the principal underwriter represent that they are aware of their obligations under the Act and that their request is consistent with the public interest and the protection of investors.

                         III. Registrant's Acknowledgment

         In making its request for acceleration of this Registration Statement, Registrant hereby acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                             -----------------------


         Please direct any question or comment to me at the number set forth above.




                               Very truly yours,

                             /s/ LISETTE WILLEMSEN
                            -----------------------
                               Lisette Willemsen
                               Assistant Counsel


cc:      Alison White, Esq.
         Securities and Exchange Commission